Income Tax - Reconciliation between tax expense and accounting loss at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Loss before taxation	¥ (1,650,800)	¥ (2,510,940)	¥ (1,946,235)
Notional tax benefit on loss before taxation, calculated at the rates applicable to losses in the jurisdictions concerned	(425,286)	(438,268)	(292,888)
Tax effect of non-deductible share-based compensation expenses	104,076	230,195	205,417
Tax effect of additional deduction on research and development expenses	(130,825)	(111,813)	(76,498)
Tax effect of preferential income tax rate applicable to subsidiaries	69,511	73,651	47,479
Tax effect of non-taxable interest income	(20,242)	(19,894)	(14,467)
Tax effect of withholding tax on interest income	4,100	5,868	2,826
Tax effect of unused tax losses and deductible temporary differences not recognized	402,766	266,129	130,997
Income tax	¥ 4,100	¥ 5,868	¥ 2,866